CONSOLIDATED STATEMENTS OF INCOME RUB in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 RUB RUB / shares shares	Dec. 31, 2015 RUB RUB / shares shares	Dec. 31, 2014 RUB RUB / shares shares
CONSOLIDATED STATEMENTS OF INCOME
Revenues		$ 1,251.7	RUB 75,925	RUB 59,792	RUB 50,767
Operating costs and expenses:
Cost of revenues	[1]	325.7	19,754	16,810	14,336
Product development	[1]	261.0	15,832	13,421	8,842
Sales, general and administrative	[1]	294.8	17,885	11,601	7,782
Depreciation and amortization		158.4	9,607	7,791	4,484
Goodwill impairment | RUB				576
Total operating costs and expenses		1,039.9	63,078	50,199	35,444
Income from operations		211.8	12,847	9,593	15,323
Interest income, net (including interest expense of 1,091, 1,293 and 1,208 ($19.9))		27.3	1,655	1,744	856
Other income/(loss), net		(56.0)	(3,395)	2,259	6,296
Income before income taxes		183.1	11,107	13,596	22,475
Provision for income taxes		71.3	4,324	3,917	5,455
Net income		111.8	6,783	9,679	17,020
Net loss attributable to noncontrolling interests		0.2	15
Net income attributable to Yandex N.V.		$ 112.0	RUB 6,798	RUB 9,679	RUB 17,020
Net income per Class A and Class B share:
Basic (in USD or RUB per share) | (per share)		$ 0.35	RUB 21.19	RUB 30.39	RUB 53.30
Diluted (in USD or RUB per share) | (per share)		$ 0.34	RUB 20.84	RUB 29.90	RUB 52.27
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)		320,788,967	320,788,967	318,541,887	319,336,782
Diluted (in shares)		326,136,949	326,136,949	323,713,437	325,610,277

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include sharebased compensation expenses of: